EQUITY - Schedule Of Options to Purchase Class A Shares (Details)	12 Months Ended
	Dec. 31, 2020 shares yr $ / shares	Dec. 31, 2019 shares yr $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares
US$10.30 - US$15.35
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	1 year	1 year 7 months 6 days
US$15.58 - US$20.39
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	3 years 9 months 18 days	4 years 8 months 12 days
US$22.50 - US$26.93
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	5 years 10 months 24 days	6 years 9 months 18 days
US$29.48 - US$38.64
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	8 years 2 months 12 days	9 years 2 months 12 days
US$45.21
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			$ 45.21
Weighted average remaining contractual life of outstanding share options	9 years 2 months 12 days
Minimum | US$10.30 - US$15.35
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			10.30	$ 10.30
Minimum | US$15.58 - US$20.39
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			15.58	15.58
Minimum | US$22.50 - US$26.93
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			22.50	22.50
Minimum | US$29.48 - US$38.64
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			29.48	29.48
Maximum | US$10.30 - US$15.35
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			15.35	15.35
Maximum | US$15.58 - US$20.39
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			20.39	20.39
Maximum | US$22.50 - US$26.93
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			26.93	26.93
Maximum | US$29.48 - US$38.64
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares			$ 38.64	$ 38.64
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement			18,721,000	21,204,000	21,956,000	21,956,000
Number Of Share Options Granted And Reinvested In Share-Based Payment Arrangement	623,000	799,000
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	(3,106,000)	(1,551,000)
Number of share options outstanding in share-based payment arrangement			18,721,000	21,204,000	21,956,000	21,956,000
Equity Settled Escrowed Stock Plan [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement			46,716,000	54,791,000	40,655,000	40,655,000
Weighted average fair value at measurement date, share options granted | $			$ 5.54	$ 4.54
Option life, share options granted | yr	7.5	8,500,000
Expected volatility, share options granted	17.00%	17.30%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.50%	1.80%
Risk free interest rate, share options granted	1.40%	2.10%
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares			$ 28.88	$ 25.82		$ 22.18
Number of share options outstanding in share-based payment arrangement			46,716,000	54,791,000	40,655,000	40,655,000
Number of share options granted in share-based payment arrangement	3,841,000	15,975,000
Exercised (in shares)	(11,613,000)	(1,613,000)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	(303,000)	(226,000)
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted | $			$ 5.54	$ 3.92
Option life, share options granted | yr	7.5	7.5
Expected volatility, share options granted	17.00%	16.90%
Liquidity Discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.50%	2.00%
Risk free interest rate, share options granted	1.40%	2.50%
Management Share Option Plan | Class A shares | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			30,227,000
Unvested (in shares)			17,140,000
Number of share options outstanding in share-based payment arrangement			47,367,000
Number of share options outstanding in share-based payment arrangement			47,367,000
Management Share Option Plan | Class A shares | Exercise Price Range One [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			2,254,000	5,619,000
Unvested (in shares)			0	0
Number of share options outstanding in share-based payment arrangement			2,254,000	5,619,000
Number of share options outstanding in share-based payment arrangement			2,254,000	5,619,000
Management Share Option Plan | Class A shares | Range two | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			11,860,000
Unvested (in shares)			1,131,000
Number of share options outstanding in share-based payment arrangement			12,991,000
Number of share options outstanding in share-based payment arrangement			12,991,000
Management Share Option Plan | Class A shares | Range three | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			14,280,000	12,523,000
Unvested (in shares)			7,010,000	2,313,000
Number of share options outstanding in share-based payment arrangement			21,290,000	14,836,000
Number of share options outstanding in share-based payment arrangement			21,290,000	14,836,000
Management Share Option Plan | Class A shares | Exercise Price Range Four [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			1,833,000	11,371,000
Unvested (in shares)			5,672,000	11,271,000
Number of share options outstanding in share-based payment arrangement			7,505,000	22,642,000
Number of share options outstanding in share-based payment arrangement			7,505,000	22,642,000
Management Share Option Plan | Class A shares | Exercise Price Range Five [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)			0	613,000
Unvested (in shares)			3,327,000	6,993,000
Number of share options outstanding in share-based payment arrangement			3,327,000	7,606,000
Number of share options outstanding in share-based payment arrangement			3,327,000	7,606,000
Management Share Option Plan | Class A shares | Exercise Price Range Six [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)				30,126,000
Unvested (in shares)				20,577,000
Number of share options outstanding in share-based payment arrangement				50,703,000
Number of share options outstanding in share-based payment arrangement				50,703,000
Restricted Share Unit [Member] | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement			13,679,000	15,810,000	15,810,000	15,810,000
Number Of Share Options Granted And Reinvested In Share-Based Payment Arrangement	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 6.10	$ 6.14			$ 6.14
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	(2,131,000)	0
Weighted Average Exercise Price Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement | $ / shares	$ 6.35	$ 0
Number of share options outstanding in share-based payment arrangement			13,679,000	15,810,000	15,810,000	15,810,000